INCOME TAXES - Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Unrecognized tax benefits balance at January 1	$ 997	$ 1,440	$ 2,082
Reductions for tax positions of prior periods	(49)	(443)	(642)
Additions for tax positions of current period	0	0	0
Unrecognized tax benefits balance at December 31	$ 948	$ 997	$ 1,440